MINERAL PROPERTIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Statement [Line Items]
Mineral Properties 1 | shares	500,000
Mineral Properties 2 | $	$ 60,000
Mineral Properties 3 | shares	4,700,000
Mineral Properties 4 | $	$ 200,000
Mineral Properties 5	10.00%
Mineral Properties 6 | shares	2,500,000
Mineral Properties 7 | $	$ 250,000